UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008
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Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Sellers Capital
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   Address:      311 S Wacker Drive Ste 925
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                 Chicago, IL 60606
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 Form 13F File Number:   28-
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Samuel S. Weiser
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Title:   COO
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Phone:   (312) 775-1300
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Signature, Place, and Date of Signing:

       /s/ Samuel S. Weiser             Chicago, IL       November 14, 2008
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           [Signature]                  [City, State]          [Date]


FOOTNOTE: In addition to the securities required to be disclosed in this Form 13F, accounts managed by the manager also had interests in over-the-counter derivative contracts that are not required to be disclosed because the manager did not control the underlying basket of securities. At 6/30/08 there were approximately 20 different securities constituting the notional values of these derivative instruments.



Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
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Form 13F Information Table Entry Total: 2
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Form 13F Information Table Value Total: 162,051
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                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE

                           FORM 13F INFORMATION TABLE


      COLUMN 1                COLUMN 2       COLUMN 3  COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
- ------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ---------------------
                                                      VALUE    SHARES    SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN/AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE    SHARED   NONE
- ------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------- --------  ---

Contango Oil & Gas        COMM             21075N204  152,151   2,818,654 SH           SOLE                     2,818,654
Premier Exhibitions       COMM             74051E102    8,582   4,778,399 SH           SOLE                     4,778,399